Acquisitions and Other - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - CAD ($) $ in Millions	Jun. 01, 2022	Jan. 05, 2021
DentaQuest
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1,208
Net assets	255
Deferred tax liabilities	(226)
Total identifiable net assets at fair value	1,237
Goodwill arising on acquisition	2,030
Total consideration	$ 3,267
Crescent
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 341
Net liabilities		(119)
Total identifiable net assets at fair value		222
Non-controlling interest		(317)
Goodwill arising on acquisition		409
Total consideration		$ 314